Airport Concessions - Summary of Value of Concessions (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Amortization	$ 1,329,620	$ 1,169,432	$ 1,119,102
MBJA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Fair value date of acquisition				$ 176,086,000	$ 176,086,000	$ 176,086,000
Translation effect for Amortization	(38,776)	4,315	7,719
Amortization	475,805	469,646	466,749
MBJA [Member] | Other airport concession [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Translation effects for concessions	$ 634,350	$ 781,857	$ 791,102
NMIA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Fair value date of acquisition				$ 7,146,500	$ 7,146,500	$ 7,146,500